Earnings per share	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Earnings per share
Note 12. Earnings per share

	For the three months ended			For the six months ended
$ millions, except number of shares and per share amounts	2024 Apr. 30	2024 Jan. 31	2023 Apr. 30 (1)	2024 Apr. 30	2023 Apr. 30 (1)
Basic earnings per share
Net income attributable to equity shareholders	$1,739	$1,716	$1,678	$3,455	$2,102
Less: Preferred share dividends and distributions on other equity instruments	61	67	67	128	139
Net income attributable to common shareholders	$1,678	$1,649	$1,611	$3,327	$1,963
Weighted-average common shares outstanding (thousands)	937,849	931,775	912,297	934,779	909,488
Basic earnings per share	$1.79	$1.77	$1.77	$3.56	$2.16
Diluted earnings per share
Net income attributable to common shareholders	$1,678	$1,649	$1,611	$3,327	$1,963
Weighted-average common shares outstanding (thousands)	937,849	931,775	912,297	934,779	909,488
Add: Stock options potentially exercisable (2) (thousands)	1,964	555	665	1,201	706
Add: Equity-settled consideration (thousands)	–	–	257	–	250
Weighted-average diluted common shares outstanding (thousands)	939,813	932,330	913,219	935,980	910,444
Diluted earnings per share	$1.79	$1.77	$1.76	$3.55	$2.16
(1)	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
(2)
Excludes average options outstanding of 2,553,244 (January 31, 2024: 7,202,031; April 30, 2023: 6,839,822) with a weighted-average exercise price of $70.05 (January 31, 2024: $63.27; April 30, 2023: $63.23) for the quarter ended April 30, 2024, and average options outstanding of 2,553,244 (April 30, 2023: 6,295,949) with a weighted-average price of $70.05 (April 30, 2023: $63.56) for the six months ended April 30, 202
4
, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.